Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Templeton Emerging Markets Equity Fund
Entity Central Index Key	0000878087
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	TEDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Emerging Markets Equity Fund (previously known as Templeton Developing Markets Trust) for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$80	1.36%
[1],[2]
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.36%
Net Assets	$ 2,732,053,272
Holdings Count | $ / shares	92
Investment Company Portfolio Turnover	12.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,732,053,272
Total Number of Portfolio Holdings	92
Portfolio Turnover Rate	12.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	TDMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Emerging Markets Equity Fund (previously known as Templeton Developing Markets Trust) for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$124	2.11%
[4],[5]
Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.11%
Net Assets	$ 2,732,053,272
Holdings Count | $ / shares	92
Investment Company Portfolio Turnover	12.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,732,053,272
Total Number of Portfolio Holdings	92
Portfolio Turnover Rate	12.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Equity Fund
Class Name	Class R
Trading Symbol	TDMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Emerging Markets Equity Fund (previously known as Templeton Developing Markets Trust) for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$95	1.61%
[7],[8]
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.61%
Net Assets	$ 2,732,053,272
Holdings Count | $ / shares	92
Investment Company Portfolio Turnover	12.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,732,053,272
Total Number of Portfolio Holdings	92
Portfolio Turnover Rate	12.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	FDEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Emerging Markets Equity Fund (previously known as Templeton Developing Markets Trust) for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$59	1.00%
[10],[11]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.00%
Net Assets	$ 2,732,053,272
Holdings Count | $ / shares	92
Investment Company Portfolio Turnover	12.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,732,053,272
Total Number of Portfolio Holdings	92
Portfolio Turnover Rate	12.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Equity Fund
Class Name	Advisor Class
Trading Symbol	TDADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Emerging Markets Equity Fund (previously known as Templeton Developing Markets Trust) for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$65	1.11%
[13],[14]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.11%
Net Assets	$ 2,732,053,272
Holdings Count | $ / shares	92
Investment Company Portfolio Turnover	12.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,732,053,272
Total Number of Portfolio Holdings	92
Portfolio Turnover Rate	12.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.